Major customers and suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable [Member]
Concentration Risk, Percentage	43.00%
Two Major Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	47.00%	27.00%	29.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		33.00%
Four Major Suppliers [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage		88.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	61.00%		61.00%